CERTAIN TRANSACTIONS (Tables)	0 Months Ended
Dec. 31, 2012
Certain Transactions Tables [Abstract]
Estimated fair values of assets acquired and liabilities assumed
U.S. $
in millions
Current assets	$2,850
Investment and non-current assets	426
Property, plant and equipment	359
Identifiable intangible assets:
Existing product rights and trade name	2,564
Research and development in-process	1,296
Goodwill	3,279
Total assets acquired	10,774

Current liabilities	832
Short term debt	2,082
Long-term liabilities, including deferred taxes	1,099
Contingent consideration	171
Total liabilities assumed	4,184
Non controlling interest	79
Net assets acquired	$6,511

Pro forma financial information
	Year ended December 31,
	2011	2010

	(U.S. $ in millions, except earnings per share)
	(Unaudited)
Net revenues	$20,443	$18,792
Net income attributable to Teva	$2,681	$2,907

Earnings per share:
Basic	$3.01	$3.24
Diluted	$3.00	$3.20

Year ended December 31, 2010

(U.S. $ in millions, except earnings per share)
(Unaudited)
Net revenues	$17,396
Net income attributable to Teva	$3,421

Earnings per share:
Basic	$3.82
Diluted	$3.76